COMMITMENTS (Details Narrative) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Notes and other explanatory information [abstract]
Capital commitments	$ 335	¥ 2,432	¥ 2,432